18. Employee Benefits and Private Pension Plan (Details 3)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits And Private Pension Plan Details 3
Discount rate for the actuarial obligation at present value	9.51%	11.46%
Average projected salary growth rate	8.38%	8.90%
Inflation rate (long term)	4.50%	5.00%
Growth rate of medical services	8.68%	9.20%